Income Taxes (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes
Credit carryforwards	$ 4,100,000
Increase in valuation allowance	84,100,000	54,400,000
Reconciliation of the beginning and ending amount of uncertain tax positions
Balance at beginning of year	669,000	631,000	630,000
Additions/(settlements)	348,000		(43,000)
Fluctuation in foreign exchange rates	13,000	38,000	44,000
Balance at end of year	1,030,000	669,000	631,000
Penalties and interest, recognized	100,000	100,000	100,000
Penalties and interest included in other long-term liabilities	300,000
Foreign
Uncertain tax positions
Liability for uncertain tax positions related to various foreign income tax matters	1,000,000
Amount of penalties and interest accrued on uncertain tax positions	$ 300,000